Subsequent Event (Details Narrative)	Mar. 13, 2026 USD ($) $ / shares	Jan. 08, 2026 $ / shares	Dec. 16, 2025 $ / shares	Sep. 23, 2025 $ / shares	Apr. 09, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 17, 2025 $ / shares	Sep. 22, 2025 $ / shares	Jun. 30, 2025 $ / shares
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series D Notes [Member]
Subsequent Event [Line Items]
Original principal amount | $	$ 2,000,000
Aggregate sold amount | $	250,000
Additional sold amount | $	$ 1,750,000
Conversion price	$ 3.00
Conversion price percentage	0.060
Common Class A [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split			1-for-8	executed a 1-for-16 reverse split on Class A ordinary shares effective September 23, 2025	every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”)
Common stock, par value			$ 0.0128	$ 0.0016	$ 0.0001	$ 0.0128	$ 0.000001	$ 0.0001	$ 0.0128
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split		executed a 1-for-8 reverse split on Class A shares
Common stock, par value		$ 0.0128
Common Class B [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split			1-for-2		every 16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each
Common stock, par value			$ 0.0032	$ 0.0016	$ 0.0001	$ 0.0032	$ 0.000001		$ 0.0032
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split		1-for-2 on Class B shares
Common stock, par value		$ 0.0032
Common Stock [Member]
Subsequent Event [Line Items]
Stockholders equity reverse stock split				1-for-16
Common stock, par value					$ 0.0001